AXS Alternative Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 112.0%
	AEROSPACE/DEFENSE — 4.8%
683	General Dynamics Corp.[1]	$177,354
758	L3Harris Technologies, Inc.[1]	159,650
408	Lockheed Martin Corp.[1]	184,922
241	Northrop Grumman Corp.[1]	112,822
		634,748
	AGRICULTURE — 2.7%
4,236	Altria Group, Inc.[1]	170,880
2,001	Philip Morris International, Inc.[1]	188,254
		359,134
	BANKS — 0.9%
875	M&T Bank Corp.[1]	119,945
	BEVERAGES — 4.2%
1,057	Brown-Forman Corp. - Class B1	60,355
3,139	Coca-Cola Co.[1]	184,981
1,944	Molson Coors Beverage Co. - Class B1	118,992
1,060	PepsiCo, Inc.[1]	180,031
		544,359
	BIOTECHNOLOGY — 9.0%
757	Amgen, Inc.[1]	218,031
535	Biogen, Inc.*,1	138,442
2,371	Gilead Sciences, Inc.[1]	192,075
2,808	Incyte Corp.*,1	176,314
248	Regeneron Pharmaceuticals, Inc.*,1	217,816
567	Vertex Pharmaceuticals, Inc.*,1	230,707
		1,173,385
	COMMERCIAL SERVICES — 2.7%
459	MarketAxess Holdings, Inc.[1]	134,418
994	Rollins, Inc.[1]	43,408
751	Verisk Analytics, Inc. - Class A1	179,384
		357,210
	COMPUTERS — 3.3%
1,358	International Business Machines Corp.[1]	222,101
1,978	Leidos Holdings, Inc.[1]	214,099
		436,200
	COSMETICS/PERSONAL CARE — 3.0%
2,498	Colgate-Palmolive Co.[1]	199,115
1,309	Procter & Gamble Co.[1]	191,821
		390,936

AXS Alternative Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	DIVERSIFIED FINANCIAL SERVICES — 2.2%
453	Cboe Global Markets, Inc.[1]	$80,887
998	CME Group, Inc.[1]	210,179
		291,066
	ELECTRIC — 1.8%
799	Dominion Energy, Inc.[1]	37,553
350	DTE Energy Co.[1]	38,591
382	Entergy Corp.[1]	38,654
764	NRG Energy, Inc.[1]	39,499
626	Public Service Enterprise Group, Inc.[1]	38,280
623	Xcel Energy, Inc.[1]	38,570
		231,147
	ENVIRONMENTAL CONTROL — 3.6%
1,334	Republic Services, Inc.[1]	219,990
465	Veralto Corp.[1]	38,251
1,171	Waste Management, Inc.[1]	209,726
		467,967
	FOOD — 10.4%
3,884	Campbell Soup Co.[1]	167,905
5,652	Conagra Brands, Inc.[1]	161,986
2,475	General Mills, Inc.[1]	161,222
837	Hershey Co.[1]	156,050
4,853	Hormel Foods Corp.[1]	155,830
312	J M Smucker Co.[1]	39,431
2,957	Kellanova[1]	165,326
883	Kraft Heinz Co.[1]	32,653
1,134	Lamb Weston Holdings, Inc.[1]	122,574
2,401	McCormick & Co., Inc.[1]	164,276
498	Tyson Foods, Inc. - Class A1	26,768
		1,354,021
	GAS — 0.6%
338	Atmos Energy Corp.[1]	39,174
1,459	NiSource, Inc.[1]	38,737
		77,911
	HEALTHCARE-PRODUCTS — 3.3%
797	Abbott Laboratories[1]	87,726
616	Danaher Corp.[1]	142,505
223	ResMed, Inc.[1]	38,361
132	Thermo Fisher Scientific, Inc.[1]	70,064
296	Waters Corp.*,1	97,452
		436,108

AXS Alternative Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTHCARE-SERVICES — 7.0%
2,709	Centene Corp.*,1	$201,035
253	Elevance Health, Inc.[1]	119,305
381	Humana, Inc.[1]	174,426
614	Molina Healthcare, Inc.*,1	221,844
373	UnitedHealth Group, Inc.[1]	196,373
		912,983
	HOUSEHOLD PRODUCTS/WARES — 4.3%
2,162	Church & Dwight Co., Inc.[1]	204,439
1,250	Clorox Co.[1]	178,237
1,488	Kimberly-Clark Corp.[1]	180,807
		563,483
	INSURANCE — 11.2%
123	Aon PLC - Class A1,2	35,795
517	Arch Capital Group Ltd.*,1,2	38,398
593	Arthur J. Gallagher & Co.[1]	133,354
509	Assurant, Inc.[1]	85,761
2,984	Brown & Brown, Inc.[1]	212,192
175	Chubb Ltd.[1,2]	39,550
376	Cincinnati Financial Corp.[1]	38,901
106	Everest Group Ltd.[1,2]	37,480
736	Globe Life, Inc.[1]	89,586
1,141	Hartford Financial Services Group, Inc.[1]	91,714
2,544	Loews Corp.[1]	177,037
248	Progressive Corp.[1]	39,501
381	Travelers Cos., Inc.[1]	72,577
2,443	W R Berkley Corp.[1]	172,769
836	Willis Towers Watson PLC[1,2]	201,643
		1,466,258
	MEDIA — 2.5%
451	FactSet Research Systems, Inc.[1]	215,149
3,589	Fox Corp. - Class A1	106,486
		321,635
	OIL & GAS — 1.4%
7,242	Coterra Energy, Inc.[1]	184,816
	PACKAGING & CONTAINERS — 0.3%
272	Packaging Corp. of America[1]	44,312
	PHARMACEUTICALS — 12.8%
1,281	AbbVie, Inc.[1]	198,517
2,234	Cardinal Health, Inc.[1]	225,187

AXS Alternative Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PHARMACEUTICALS (Continued)
672	Cigna Group[1]	$201,230
2,447	CVS Health Corp.[1]	193,215
1,175	Johnson & Johnson[1]	184,170
386	McKesson Corp.[1]	178,710
1,769	Merck & Co., Inc.[1]	192,856
6,735	Organon & Co.[1]	97,119
5,163	Pfizer, Inc.[1]	148,643
254	Zoetis, Inc.[1]	50,132
		1,669,779
	REITS — 1.5%
649	Public Storage - REIT[1]	197,945
	RETAIL — 8.6%
76	AutoZone, Inc.*,1	196,506
351	Costco Wholesale Corp.[1]	231,688
730	Dollar General Corp.[1]	99,243
449	Domino's Pizza, Inc.[1]	185,091
668	McDonald's Corp.[1]	198,069
78	O'Reilly Automotive, Inc.*,1	74,106
366	Starbucks Corp.[1]	35,140
520	Tractor Supply Co.[1]	111,816
		1,131,659
	SEMICONDUCTORS — 0.5%
1,354	Intel Corp.[1]	68,038
	SOFTWARE — 5.0%
2,022	Akamai Technologies, Inc.*,1	239,304
863	Electronic Arts, Inc.[1]	118,067
411	Fiserv, Inc.*,1	54,597
1,147	Jack Henry & Associates, Inc.[1]	187,431
118	Tyler Technologies, Inc.*,1	49,338
		648,737
	TELECOMMUNICATIONS — 3.0%
11,412	AT&T, Inc.[1]	191,493
5,227	Verizon Communications, Inc.[1]	197,058
		388,551
	TOYS/GAMES/HOBBIES — 0.3%
739	Hasbro, Inc.[1]	37,733

AXS Alternative Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TRANSPORTATION — 1.1%
1,627	C.H. Robinson Worldwide, Inc.[1]	$140,557
	TOTAL COMMON STOCKS
	(Cost $13,926,882)	14,650,623

Principal Amount
	SHORT-TERM INVESTMENTS — 0.9%
$114,030	UMB Bank, Money Market Fiduciary Deposit Investment, 0.01%[3]	114,030
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $114,030)	114,030
	TOTAL INVESTMENTS — 112.9%
	(Cost $14,040,912)	14,764,653
	Liabilities in Excess of Other Assets — (12.9)%	(1,690,661)
	TOTAL NET ASSETS — 100.0%	$13,073,992

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]All or a portion of the security is segregated as collateral for line of credit borrowings. As of December 31, 2023, the aggregate value of those securities was $14,650,623, representing 112.0% of net assets.
[2]Foreign security denominated in U.S. Dollars.
[3]The rate is the annualized seven-day yield at period end.